CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General and administrative expenses		$ 2,565	$ 228,611		$ 261,381	$ 459,778	$ 457,416	$ 893,066
Franchise tax expense			50,000		50,000	100,169	100,000	200,000
Loss from operations		(2,565)	(278,611)		(311,381)	(559,947)	(557,416)	(1,093,066)
Interest income		10	20		10,223	1,098	13,886	12,602
Interest earned on restricted cash equivalents held in Trust Account			272,160			1,124,619		398,809
Gain on marketable securities (net), and dividends held in Trust Account					1,452,219		2,157,433	3,565,051
(Loss) income before income tax expense (benefit)		(2,555)	(6,431)		1,151,061	565,770	1,613,903	2,883,396
Income tax expense (benefit)	$ 793,057,000		(1,676)		298,286	(51,850)	436,134	797,313
Net (loss) income		(2,555)	(4,755)	$ 622,375	852,775	617,620	1,177,769	2,086,083
Class A Common stock
Net (loss) income			$ 223,836		$ 1,109,704	$ 1,076,300	$ 1,628,003	$ 2,966,547
Weighted average shares outstanding, basic and diluted (in shares)			23,000,000		23,000,000	23,000,000	22,848,921	22,934,985
Basic and diluted net income (loss) per share (in dollars per share)			$ 0.01		$ 0.05	$ 0.05	$ 0.07	$ 0.13
Class B common stock
Net (loss) income		$ (2,555)	$ (228,591)		$ (256,929)	$ (458,680)	$ (450,234)	$ (880,464)
Weighted average shares outstanding, basic and diluted (in shares)		5,000,000	5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net income (loss) per share (in dollars per share)		$ 0.00	$ (0.04)		$ (0.04)	$ (0.08)	$ (0.08)	$ (0.15)